Expense Example - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor New Markets Income Fund - Class M
Expense Example:
1 year	$ 511
3 years	745
5 years	997
10 years	1,720
Fidelity Advisor New Markets Income Fund - Class C
Expense Example:
1 year	288
3 years	582
5 years	1,001
10 years	1,981
Fidelity Advisor New Markets Income Fund - Class I
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	1,025
Fidelity Advisor New Markets Income Fund - Class Z
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Fidelity Advisor New Markets Income Fund - Class A
Expense Example:
1 year	511
3 years	745
5 years	997
10 years	$ 1,720